CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net interest margin:
Interest income from loans held for investment	$ 86,337	$ 70,495	$ 37,600
Interest expense	(36,342)	(33,637)	(14,973)
Net interest margin	49,995	36,858	22,627
Gain on sale of loans		680
Total revenue	49,995	37,538	22,627
Expenses:
Management fees to affiliate	5,397	5,440	4,125
Professional fees	2,018	2,686	2,447
Acquisition and investment pursuit costs		20	4,079
General and administrative expenses	2,830	3,003	2,430
General and administrative expenses reimbursed to affiliate	3,426	3,400	3,394
Total expenses	13,671	14,549	16,475
Changes in fair value of derivatives			1,739
Income from continuing operations before gain on acquisition and income taxes	36,324	22,989	7,891
Gain on acquisition			4,438
Income from continuing operations before income taxes	36,324	22,989	12,329
Income tax expense (benefit)	(11)	240
Net income from continuing operations	36,335	22,749	12,329
Net income from discontinued operations held for sale, net of income taxes	6,985	1,867	1,437
Net income attributable to ACRE	43,320	24,616	13,766
Less: Net income attributable to non-controlling interests	(9,035)	(220)
Net income attributable to common stockholders	$ 34,285	$ 24,396	$ 13,766
Basic earnings per common share:
Net income from continuing operations	$ 0.96	$ 0.79	$ 0.65
Net income from discontinued operations held for sale	0.25	0.07	0.08
Net income (in dollars per share)	1.20	0.86	0.72
Diluted earnings per common share:
Net income from continuing operations	0.95	0.79	0.65
Net income from discontinued operations held for sale	0.24	0.07	0.08
Net income (in dollars per share)	$ 1.20	$ 0.85	$ 0.72
Weighted average number of common shares outstanding:
Basic weighted average shares of common stock outstanding	28,501,897	28,459,309	18,989,500
Diluted weighted average shares of common stock outstanding	28,597,568	28,585,022	19,038,152